Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Lease liabilities
Schedule of changes in lease liabilities

$

As at January 1, 2019	1,897
Repayments	(241)
Foreign exchange	80
Interest and accretion expense	100
As at December 31, 2019	1,836
Repayments	(289)
Foreign exchange	58
Interest and accretion expense	71
As at December 31, 2020	1,676
Less: Current portion	312
Long-term portion	1,364